S000008438 [Member] Expense Example - High Yield Fund - High Yield Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 285
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,569
Expense Example, with Redemption, 10 Years	$ 3,323